Risk Management - Summary of Sensitivity Analysis for Electricity Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase		₩ 572,102	₩ 557,310
1% Decrease		(572,102)	(557,310)
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	[1]	572,102	557,310
1% Decrease	[1]	₩ (572,102)	₩ (557,310)

[1]	The effect on the equity excluding the impact of income taxes.